Derivative financial instruments	12 Months Ended
Sep. 30, 2025
Derivative financial instruments
Derivative financial instruments

Note 20.Derivative financial instruments

Accounting policy

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

Westpac uses derivative financial instruments for meeting customers’ needs, our Asset and Liability Management (ALM) activities, and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges. These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding Westpac’s ALM activities, refer to Note 21.

Fair value hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through OCI and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in OCI. It is amortised to net interest income over the period in which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in OCI is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge FX risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through OCI.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in OCI is immediately recognised in non-interest income.

Note 20.Derivative financial instruments (Continued)

Total derivatives

The carrying values of derivative instruments are set out in the tables below.

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2025
Interest rate contracts
Swap agreements	48,585	(51,397)	5,301	(5,334)	53,886	(56,731)
Options	256	(109)	-	-	256	(109)
Total interest rate contracts	48,841	(51,506)	5,301	(5,334)	54,142	(56,840)
FX contracts
Spot and forward contracts	7,141	(6,963)	83	(37)	7,224	(7,000)
Cross currency swap agreements	5,596	(9,460)	1,830	(104)	7,426	(9,564)
Options	134	(126)	-	-	134	(126)
Total FX contracts	12,871	(16,549)	1,913	(141)	14,784	(16,690)
Credit default swaps
Credit protection bought	-	(408)	-	-	-	(408)
Credit protection sold	353	-	-	-	353	-
Total credit default swaps	353	(408)	-	-	353	(408)
Commodity contracts	151	(50)	-	-	151	(50)
Total of gross derivatives	62,216	(68,513)	7,214	(5,475)	69,430	(73,988)
Impact of netting arrangements	(45,845)	48,218	(5,121)	5,140	(50,966)	53,358
Total of net derivatives	16,371	(20,295)	2,093	(335)	18,464	(20,630)

2024
Interest rate contracts
Swap agreements	47,697	(49,742)	5,619	(5,969)	53,316	(55,711)
Options	235	(186)	-	-	235	(186)
Total interest rate contracts	47,932	(49,928)	5,619	(5,969)	53,551	(55,897)
FX contracts
Spot and forward contracts	10,887	(11,643)	20	(171)	10,907	(11,814)
Cross currency swap agreements	9,330	(14,783)	183	(373)	9,513	(15,156)
Options	152	(135)	-	-	152	(135)
Total FX contracts	20,369	(26,561)	203	(544)	20,572	(27,105)
Credit default swaps
Credit protection bought	-	(276)	-	-	-	(276)
Credit protection sold	225	-	-	-	225	-
Total credit default swaps	225	(276)	-	-	225	(276)
Commodity contracts	235	(85)	-	-	235	(85)
Total of gross derivatives	68,761	(76,850)	5,822	(6,513)	74,583	(83,363)
Impact of netting arrangements	(45,045)	46,533	(5,429)	5,856	(50,474)	52,389
Total of net derivatives	23,716	(30,317)	393	(657)	24,109	(30,974)

Note 20.Derivative financial instruments (Continued)

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2025
Interest rate contracts
Swap agreements	48,751	(51,819)	4,960	(4,777)	53,711	(56,596)
Options	256	(109)	-	-	256	(109)
Total interest rate contracts	49,007	(51,928)	4,960	(4,777)	53,967	(56,705)
FX contracts
Spot and forward contracts	7,179	(6,963)	45	(37)	7,224	(7,000)
Cross currency swap agreements	6,589	(9,457)	83	(104)	6,672	(9,561)
Options	133	(126)	-	-	133	(126)
Total FX contracts	13,901	(16,546)	128	(141)	14,029	(16,687)
Credit default swaps
Credit protection bought	-	(408)	-	-	-	(408)
Credit protection sold	353	-	-	-	353	-
Total credit default swaps	353	(408)	-	-	353	(408)
Commodity contracts	151	(50)	-	-	151	(50)
Total of gross derivatives	63,412	(68,932)	5,088	(4,918)	68,500	(73,850)
Impact of netting arrangements	(46,014)	48,645	(4,952)	4,713	(50,966)	53,358
Total of net derivatives	17,398	(20,287)	136	(205)	17,534	(20,492)

2024
Interest rate contracts
Swap agreements	47,973	(50,141)	5,186	(5,495)	53,159	(55,636)
Options	235	(186)	-	-	235	(186)
Total interest rate contracts	48,208	(50,327)	5,186	(5,495)	53,394	(55,822)
FX contracts
Spot and forward contracts	10,887	(11,665)	20	(149)	10,907	(11,814)
Cross currency swap agreements	9,411	(14,917)	52	(135)	9,463	(15,052)
Options	152	(135)	-	-	152	(135)
Total FX contracts	20,450	(26,717)	72	(284)	20,522	(27,001)
Credit default swaps
Credit protection bought	-	(276)	-	-	-	(276)
Credit protection sold	225	-	-	-	225	-
Total credit default swaps	225	(276)	-	-	225	(276)
Commodity contracts	235	(85)	-	-	235	(85)
Total of gross derivatives	69,118	(77,405)	5,258	(5,779)	74,376	(83,184)
Impact of netting arrangements	(45,323)	46,938	(5,151)	5,451	(50,474)	52,389
Total of net derivatives	23,795	(30,467)	107	(328)	23,902	(30,795)

Note 20.Derivative financial instruments (Continued)

Hedge accounting

Westpac designates derivatives into hedge accounting relationships in order to manage the volatility in earnings and capital that would otherwise arise from interest rate and FX risks that may result from differences in the accounting treatment of derivatives and underlying exposures. These hedge accounting relationships and the risks they are used to hedge are described below.

Westpac enters into one-to-one hedge relationships to manage specific exposures where the terms of the hedged item significantly match the terms of the hedging instrument. Westpac also uses dynamic hedge accounting where the hedged items are part of a portfolio of assets and/or liabilities that frequently change. In this hedging strategy, the exposure being hedged and the hedging instruments may change frequently rather than there being a one-to-one hedge accounting relationship for a specific exposure.

Fair value hedges

Interest rate risk

Westpac hedges its interest rate risk to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. Interest rate risk arising from fixed rate debt issuances and fixed rate bonds classified as investment securities at FVOCI is hedged with single currency fixed to floating interest rate derivatives. Westpac also hedges its benchmark interest rate risk from fixed rate foreign currency denominated debt issuances using interest rate swaps and cross currency swaps. In applying fair value hedge accounting, Westpac primarily uses one-to-one hedge accounting to manage specific exposures.

Westpac also uses a dynamic hedge accounting strategy for fair value portfolio hedge accounting of some fixed rate mortgages to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. These fixed rate mortgages are allocated to time buckets based on their expected repricing dates and the fixed-to-floating interest rate derivatives are designated accordingly to the capacity in the relevant time buckets.

Westpac hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW and AONIA for AUD interest rates, SOFR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the derivative. For the portfolio hedge accounting ineffectiveness also arises from prepayment risk (i.e. the difference between actual and expected prepayment of loans). In order to manage the ineffectiveness from early repayments and accommodate new originations the portfolio hedges are de-designated and re-designated periodically.

Cash flow hedges

Interest rate risk

Westpac’s exposure to the volatility of interest cash flows from customer deposits and loans is hedged with interest rate derivatives using a dynamic hedge accounting strategy called macro cash flow hedges. Customer deposits and loans are allocated to time buckets based on their expected repricing dates. The interest rate derivatives are designated accordingly to the gross asset or gross liability positions for the relevant time buckets. Westpac hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW and AONIA for AUD interest rates, SOFR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the interest rate derivative. Ineffectiveness also arises if the notional values of the interest rate derivatives exceed the capacity for the relevant time buckets. The hedge accounting relationship is reviewed on a monthly basis and the hedging relationships are de-designated and re-designated if necessary.

FX risk

Westpac’s exposure to foreign currency principal and credit margin cash flows from fixed and floating rate foreign currency debt issuances is hedged through the use of cross currency and foreign exchange derivative contracts in a one-to-one hedging relationship to manage the changes between the foreign currency and AUD. In addition, for floating rate foreign currency debt issuances, Westpac hedges from foreign floating to primarily AUD or NZD floating interest rates. These exposures represent the most significant components of fair value. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the cross currency derivative.

Note 20.Derivative financial instruments (Continued)

Net investment hedges

FX risk

Structural FX risk results from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore capital is subject to change that could introduce significant variability to Westpac’s reported financial results and capital ratios.

Westpac uses FX forward contracts when hedging the currency translation risk arising from net investments in foreign operations. Westpac currently applies hedge accounting, predominantly to its net investment in New Zealand operations which is the most material offshore operation and therefore the hedged risk is the movement of the NZD against the AUD. Ineffectiveness only arises if the notional values of the FX forward contracts exceed the net investment.

Economic hedges

As part of Westpac’s ALM activities, economic hedges may be entered into to hedge New Zealand future earnings and long-term funding transactions for risk management purposes. These hedges do not qualify for hedge accounting and therefore are not included in the hedging instrument disclosures below.

Hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts

Consolidated			Within 1	Over 1 year	Over 5		Carrying value
$m	Hedging instrument	Hedged risk	year	to 5 years	years	Total	Assets	Liabilities
2025
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,314	83,617	67,516	172,447	3,766	(4,398)
	Cross currency swap	Interest rate risk	3,484	15,127	1,079	19,690	(89)	(23)
Cash flow hedges	Cross currency swap	FX risk	3,484	15,127	1,079	19,690	1,919	(81)
	Foreign exchange forwards and swaps	FX risk	3,623	-	-	3,623	2	(37)
Net investment hedges	Forward contracts	FX risk	4,106	-	-	4,106	81	-
Total one-to-one hedge relationships			36,011	113,871	69,674	219,556	5,679	(4,539)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	16,776	3	(220)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	607,343	1,532	(716)
Total macro hedge relationships			n/a	n/a	n/a	624,119	1,535	(936)
Total of gross hedging derivatives			n/a	n/a	n/a	843,675	7,214	(5,475)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,121)	5,140
Total of net hedging derivatives			n/a	n/a	n/a	n/a	2,093	(335)

2024
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,400	82,571	55,004	158,975	3,611	(4,858)
	Cross currency swap	Interest rate risk	1,098	13,188	981	15,267	(22)	(281)
Cash flow hedges	Cross currency swap	FX risk	1,098	13,188	981	15,267	205	(92)
	Foreign exchange forwards and swaps	FX risk	3,663	-	-	3,663	2	(144)
Net investment hedges	Forward contracts	FX risk	3,631	-	-	3,631	18	(27)
Total one-to-one hedge relationships			30,890	108,947	56,966	196,803	3,814	(5,402)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	16,317	35	(204)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	422,943	1,973	(907)
Total macro hedge relationships			n/a	n/a	n/a	439,260	2,008	(1,111)
Total of gross hedging derivatives			n/a	n/a	n/a	636,063	5,822	(6,513)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,429)	5,856
Total of net hedging derivatives			n/a	n/a	n/a	n/a	393	(657)

Note 20.Derivative financial instruments (Continued)

			Notional amounts

Parent Entity			Within 1	Over 1 year	Over 5		Carrying value
$m	Hedging instrument	Hedged risk	year	to 5 years	years	Total	Assets	Liabilities
2025
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	21,226	79,652	65,475	166,353	3,602	(4,270)
	Cross currency swap	Interest rate risk	815	213	723	1,751	(6)	(23)
Cash flow hedges	Cross currency swap	FX risk	815	213	723	1,751	89	(81)
	Foreign exchange forwards and swaps	FX risk	3,623	-	-	3,623	2	(37)
Net investment hedges	Forward contracts	FX risk	3,107	-	-	3,107	43	-
Total one-to-one hedge relationships			29,586	80,078	66,921	176,585	3,730	(4,411)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	100	3	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	579,797	1,355	(507)
Total macro hedge relationships			n/a	n/a	n/a	579,897	1,358	(507)
Total of gross hedging derivatives			n/a	n/a	n/a	756,482	5,088	(4,918)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,952)	4,713
Total of net hedging derivatives			n/a	n/a	n/a	n/a	136	(205)

2024
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	20,962	77,739	54,797	153,498	3,457	(4,789)
	Cross currency swap	Interest rate risk	377	1,002	659	2,038	(23)	(23)
Cash flow hedges	Cross currency swap	FX risk	377	1,002	659	2,038	75	(112)
	Foreign exchange forwards and swaps	FX risk	3,663	-	-	3,663	2	(144)
Net investment hedges	Forward contracts	FX risk	2,636	-	-	2,636	18	(5)
Total one-to-one hedge relationships			28,015	79,743	56,115	163,873	3,529	(5,073)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	1,797	32	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	398,519	1,697	(706)
Total macro hedge relationships			n/a	n/a	n/a	400,316	1,729	(706)
Total of gross hedging derivatives			n/a	n/a	n/a	564,189	5,258	(5,779)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,151)	5,451
Total of net hedging derivatives			n/a	n/a	n/a	n/a	107	(328)

The following tables show the weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships.

				Weighted average rate

	Hedging instrument	Hedged risk	Currency pair	2025	2024
Consolidated
Cash flow hedges	Cross currency swap	FX risk	EUR:NZD	0.5846	0.5963
			USD:NZD	0.6071	0.6252
	Foreign exchange swap	FX risk	USD:AUD	0.6658	0.6676
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.1113	1.0984
			USD:AUD	0.6537	0.6745
Parent Entity
Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6650	0.6650
			JPY:AUD	79.6448	79.6448
			CNH:AUD	4.7418	4.7334
			HKD:AUD	5.5978	5.6124
	Foreign exchange swap	FX risk	USD:AUD	0.6658	0.6676
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.1185	1.0905
			USD:AUD	0.6537	0.6745

Note 20.Derivative financial instruments (Continued)

Impact of hedge accounting in the balance sheets and reserves

The following tables show the carrying amount of hedged items in a fair value hedge relationship and the component of the carrying amount related to accumulated fair value hedge accounting adjustments (FVHA).

	2025		2024
	Carrying amount of		Carrying amount of
$m	hedged item	FVHA	hedged item	FVHA
Consolidated
Interest rate risk
Investment securities[a]	83,382	494	65,585	(165)
Loans	17,234	117	16,638	77
Debt issues and loan capital	(102,521)	3,421	(102,039)	3,749
Parent Entity
Interest rate risk
Investment securities[a]	78,771	284	61,775	(294)
Loans	442	1	2,019	(22)
Debt issues and loan capital	(83,381)	3,341	(87,495)	3,532

a.

The carrying amount of investment securities at fair value through other comprehensive income does not include a fair value hedge adjustment as the hedged asset is measured at fair value. The fair value hedge accounting adjustment results in a transfer from other comprehensive income to the income statement.

There were nil FVHA gains/losses (2024: Nil) included in the above carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses.

The pre-tax impact of cash flow and net investment hedges on cash flow hedge reserves is detailed below:

	2025			2024
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated
Balance as at beginning of year	978	(198)	780	249	(47)	202
Net gains/(losses) from changes in fair value	(364)	131	(233)	878	(377)	501
Transferred to interest income	80	72	152	(149)	226	77
Balance as at end of year	694	5	699	978	(198)	780
Parent Entity
Balance as at beginning of year	852	(136)	716	(288)	(1)	(289)
Net gains/(losses) from changes in fair value	(305)	151	(154)	1,049	(176)	873
Transferred to interest income	129	25	154	91	41	132
Balance as at end of year	676	40	716	852	(136)	716

There were nil net gains/losses (2024: net gains $16 million) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied for Westpac and the Parent Entity.

As disclosed in Note 26, the net gains from changes in the fair value of net investment hedges were $95 million (2024: net gain $28 million) for Westpac and $53 million (2024: net gain $31 million) for the Parent Entity. Included in the foreign currency translation reserve is a loss of $158 million (2024: $158 million loss) for Westpac and $162 million (2024: $162 million loss) for the Parent Entity relating to discontinued hedges of our net investment in USD operations. This would only be transferred to the income statement on disposal of the related USD operations.

Note 20.Derivative financial instruments (Continued)

Hedge effectiveness

Hedge effectiveness is tested prospectively at inception and during the lifetime of hedge relationships. For one-to-one hedge relationships this testing uses a qualitative assessment of matched terms where the critical terms of the derivatives used as the hedging instrument match the terms of the hedged item. In addition, a quantitative effectiveness test is performed for all hedges which could include regression analysis, dollar offset and/or sensitivity analysis.

Retrospective testing is also performed to determine whether the hedge relationship remains highly effective so that hedge accounting can continue to be applied and also to determine any ineffectiveness. These tests are performed using regression analysis and the dollar offset method.

The following tables provide information regarding the determination of hedge effectiveness:

			Change in fair
			value of	Change in
			hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised
			calculating	calculating	recognised in	in non-
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	interest income
Consolidated
2025
Fair value hedges	Interest rate swap	Interest rate risk	(526)	491	(35)	n/a
	Cross currency swap	Interest rate risk	117	(120)	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(249)	268	19	n/a
	Cross currency swap	FX risk	21	(21)	-	n/a
	Foreign exchange forwards and swaps	FX risk	182	(182)	-	n/a
Net investment hedges	Forward contracts	FX risk	95	(95)	n/a	-
Total			(360)	341	(19)	-
2024
Fair value hedges	Interest rate swap	Interest rate risk	1,845	(1,817)	28	n/a
	Cross currency swap	Interest rate risk	761	(765)	(4)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	698	(714)	(16)	n/a
	Cross currency swap	FX risk	(25)	25	-	n/a
	Foreign exchange forwards and swaps	FX risk	(126)	126	-	n/a
Net investment hedges	Forward contracts	FX risk	28	(28)	n/a	-
Total			3,181	(3,173)	8	-

Parent Entity
2025
Fair value hedges	Interest rate swap	Interest rate risk	(455)	420	(35)	n/a
	Cross currency swap	Interest rate risk	7	(10)	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(136)	159	23	n/a
	Cross currency swap	FX risk	(6)	6	-	n/a
	Foreign exchange forwards and swaps	FX risk	182	(182)	-	n/a
Net investment hedges	Forward contracts	FX risk	53	(53)	n/a	-
Total			(355)	340	(15)	-
2024
Fair value hedges	Interest rate swap	Interest rate risk	2,295	(2,274)	21	n/a
	Cross currency swap	Interest rate risk	84	(84)	-	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	1,121	(1,126)	(5)	n/a
	Cross currency swap	FX risk	(9)	9	-	n/a
	Foreign exchange forwards and swaps	FX risk	(126)	126	-	n/a
Net investment hedges	Forward contracts	FX risk	31	(31)	n/a	-
Total			3,396	(3,380)	16	-